23) Loans and advances to customers (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Loans And Advances To Customers
Companies		R$ 256,810,316	R$ 226,976,385
Financing and On-lending		108,461,841	104,138,378
Financing and export		51,461,844	47,484,556
Housing loans		18,538,907	16,822,185
Onlending BNDES/Finame		16,691,762	16,643,236
Vehicle loans		13,589,893	12,040,355
Import		5,696,949	8,398,252
Leases		2,482,486	2,749,794
Borrowings		140,384,792	111,327,898
Working capital		91,405,458	57,887,358
Rural loans		4,956,707	5,525,886
Other		44,022,627	47,914,654
Limit operations	[1]	7,963,683	11,510,109
Credit card		3,966,504	4,000,712
Overdraft for corporates/Individuals		3,997,179	7,509,397
Individuals		256,406,447	230,415,990
Financing and On-lending		93,134,830	78,615,264
Housing loans		59,064,431	44,175,642
Vehicle loans		27,818,022	28,350,727
Onlending BNDES/Finame		6,105,589	5,872,331
Other		146,788	216,564
Borrowings		118,655,689	105,427,418
Payroll-deductible loans		69,897,126	63,144,951
Personal credit		24,033,559	24,338,888
Rural loans		8,419,040	8,543,433
Other		16,305,964	9,400,146
Limit operations	[1]	44,615,928	46,373,308
Credit card		41,229,795	41,353,388
Overdraft for corporates/Individuals		3,386,133	5,019,920
Total portfolio		R$ 513,216,763	R$ 457,392,375

[1]	It refers to outstanding operations with pre-established limits linked to current account and credit card, whose limits are automatically recomposed as the amounts used are paid.